Investment in finance leases, net (Tables)	12 Months Ended
Dec. 31, 2021
Flight Equipment, Net [Abstract]
Schedule of components of net investment in finance and sales-type leases
Components of investment in finance leases, net as of December 31, 2021 and 2020 were as follows:

	As of December 31,
	2021 (a)	2020
Future minimum lease payments to be received, net	$1,275,379	$608,950
Estimated residual values of leased flight equipment	1,131,419	589,872
Less: Unearned income	(406,286)	(260,708)
Less: Allowance for credit losses (Note 26)	(71,292)	(59,663)
	$1,929,220	$878,451

(a) $1.2 billion was acquired on the Closing Date as part of the GECAS Transaction. Refer to Note 4—GECAS Transaction.

Schedule of future minimum lease payments to be received on finance and sales-type leases	As of December 31, 2021, the cash flows receivable, including the estimated residual value at lease termination, from finance, sales-type and leveraged leases were as follows:

Cash flows receivable
2022	$479,965
2023	616,314
2024	367,030
2025	246,283
2026	244,850
Thereafter	452,356
Undiscounted cash flows receivable	$2,406,798
Less: Unearned income	(406,286)
Less: Allowance for credit losses	(71,292)
$1,929,220